Leases - Recognition of assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets, Beginning balance	$ 13,462
Depreciation	(8,072)	$ (3,644)
Right-of-use assets, Ending balance	21,402	13,462
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets, Beginning balance	13,462	14,610
Additions / changes in estimates	561	2,496
Acquisitions	16,674
Foreign currency translation	(1,223)
Depreciation	(8,072)	(3,644)
Right-of-use assets, Ending balance	$ 21,402	$ 13,462